American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2020

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 0.9%
General Dynamics Corp.	15,842	2,193,009
Huntington Ingalls Industries, Inc.	7,820	1,100,665
Lockheed Martin Corp.	16,038	6,147,045
		9,440,719
Auto Components — 0.3%
BorgWarner, Inc.	71,947	2,787,227
Banks — 1.6%
Bank of America Corp.	350,337	8,439,618
Citigroup, Inc.	25,506	1,099,564
East West Bancorp, Inc.	31,179	1,020,801
JPMorgan Chase & Co.	40,583	3,906,925
Wells Fargo & Co.	50,588	1,189,324
		15,656,232
Beverages — 0.1%
Coca-Cola Co. (The)	20,822	1,027,982
Biotechnology — 2.9%
AbbVie, Inc.	55,414	4,853,712
Alexion Pharmaceuticals, Inc.(1)	34,459	3,943,143
Amgen, Inc.	6,574	1,670,848
Biogen, Inc.(1)	20,049	5,687,500
Exelixis, Inc.(1)	57,510	1,406,120
Incyte Corp.(1)	38,670	3,470,246
Regeneron Pharmaceuticals, Inc.(1)	7,982	4,468,164
Vertex Pharmaceuticals, Inc.(1)	11,747	3,196,594
		28,696,327
Building Products — 1.5%
Fortune Brands Home & Security, Inc.	46,467	4,020,325
Masco Corp.	195,673	10,787,452
		14,807,777
Capital Markets — 1.9%
Ameriprise Financial, Inc.	18,597	2,865,984
Cboe Global Markets, Inc.	25	2,194
FactSet Research Systems, Inc.	12,366	4,141,126
Franklin Resources, Inc.	47,674	970,166
LPL Financial Holdings, Inc.	42,460	3,255,408
Moody's Corp.	14,720	4,266,592
SEI Investments Co.	58,042	2,943,890
State Street Corp.	14,291	847,885
		19,293,245
Chemicals — 0.5%
Eastman Chemical Co.	19,934	1,557,244
LyondellBasell Industries NV, Class A	51,914	3,659,418
		5,216,662
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	6,234	1,290,001
Cisco Systems, Inc.	58,346	2,298,249
Lumentum Holdings, Inc.(1)	45,505	3,418,791

Motorola Solutions, Inc.	83	13,015
		7,020,056
Consumer Finance — 0.2%
Synchrony Financial	85,914	2,248,369
Containers and Packaging — 1.0%
International Paper Co.	95,437	3,869,016
Packaging Corp. of America	35,386	3,858,843
WestRock Co.	66,885	2,323,585
		10,051,444
Distributors — 0.3%
LKQ Corp.(1)	115,804	3,211,245
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	57,949	12,339,660
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	147,326	4,200,264
CenturyLink, Inc.	82,076	828,147
Verizon Communications, Inc.	129,860	7,725,371
		12,753,782
Electric Utilities — 1.5%
Duke Energy Corp.	35,047	3,103,762
Evergy, Inc.	57,554	2,924,894
Exelon Corp.	96,258	3,442,186
NextEra Energy, Inc.	2,896	803,814
NRG Energy, Inc.	127,758	3,927,281
Southern Co. (The)	13,855	751,218
		14,953,155
Electrical Equipment — 1.4%
Emerson Electric Co.	161,114	10,564,245
Hubbell, Inc.	24,199	3,311,391
		13,875,636
Electronic Equipment, Instruments and Components — 1.0%
Jabil, Inc.	42,772	1,465,369
SYNNEX Corp.	31,062	4,350,544
Trimble, Inc.(1)	46,619	2,270,345
Zebra Technologies Corp., Class A(1)	9,460	2,388,271
		10,474,529
Energy Equipment and Services — 0.3%
Baker Hughes Co.	212,574	2,825,108
Entertainment — 2.9%
Activision Blizzard, Inc.	55,059	4,457,026
Electronic Arts, Inc.(1)	85,470	11,146,143
Netflix, Inc.(1)	4,075	2,037,622
Take-Two Interactive Software, Inc.(1)	39,433	6,515,120
Zynga, Inc., Class A(1)	519,359	4,736,554
		28,892,465
Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc.	39,810	1,066,510
Public Storage	6,668	1,485,097
		2,551,607
Food and Staples Retailing — 0.9%
Kroger Co. (The)	190,710	6,466,976
Walmart, Inc.	15,927	2,228,347
		8,695,323
Food Products — 2.6%
Campbell Soup Co.	33,745	1,632,246

General Mills, Inc.	94,287	5,815,622
Hershey Co. (The)	66,012	9,462,160
Hormel Foods Corp.	78,875	3,856,199
Kellogg Co.	61,373	3,964,082
Kraft Heinz Co. (The)	32,844	983,678
		25,713,987
Health Care Equipment and Supplies — 3.7%
Abbott Laboratories	87,541	9,527,087
ABIOMED, Inc.(1)	19,251	5,333,682
Align Technology, Inc.(1)	5,021	1,643,675
Baxter International, Inc.	92,520	7,440,458
Danaher Corp.	12,294	2,647,267
Edwards Lifesciences Corp.(1)	85,426	6,818,703
Medtronic plc	22,843	2,373,845
Zimmer Biomet Holdings, Inc.	11,506	1,566,427
		37,351,144
Health Care Providers and Services — 3.7%
Anthem, Inc.	31,915	8,572,050
Cardinal Health, Inc.	18,488	868,012
CVS Health Corp.	109,708	6,406,947
Henry Schein, Inc.(1)	15,138	889,812
Humana, Inc.	21,042	8,709,073
McKesson Corp.	28,628	4,263,568
UnitedHealth Group, Inc.	19,852	6,189,258
Universal Health Services, Inc., Class B	9,394	1,005,346
		36,904,066
Health Care Technology — 1.0%
Cerner Corp.	136,323	9,854,790
Hotels, Restaurants and Leisure — 0.1%
Starbucks Corp.	12,853	1,104,330
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	20,242	1,975,417
PulteGroup, Inc.	50,068	2,317,647
		4,293,064
Household Products — 2.0%
Colgate-Palmolive Co.	78,758	6,076,180
Kimberly-Clark Corp.	59,343	8,762,587
Procter & Gamble Co. (The)	36,050	5,010,590
		19,849,357
Industrial Conglomerates — 1.4%
3M Co.	78,287	12,540,012
Honeywell International, Inc.	11,559	1,902,727
		14,442,739
Insurance — 1.8%
Allstate Corp. (The)	28,631	2,695,322
Aon plc, Class A	7,063	1,457,097
Brown & Brown, Inc.	66,896	3,028,382
Marsh & McLennan Cos., Inc.	40,259	4,617,707
MetLife, Inc.	102,044	3,792,976
Principal Financial Group, Inc.	67,178	2,705,258
		18,296,742
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	20,063	29,404,333

Facebook, Inc., Class A(1)	127,746	33,456,677
		62,861,010
Internet and Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)	14,393	45,319,671
Booking Holdings, Inc.(1)	1,569	2,684,057
eBay, Inc.	175,524	9,144,800
		57,148,528
IT Services — 2.6%
Akamai Technologies, Inc.(1)	20,820	2,301,443
Cognizant Technology Solutions Corp., Class A	34,756	2,412,762
International Business Machines Corp.	55,530	6,756,335
MasterCard, Inc., Class A	11,301	3,821,659
PayPal Holdings, Inc.(1)	7,236	1,425,709
Visa, Inc., Class A	28,918	5,782,733
Western Union Co. (The)	157,680	3,379,082
		25,879,723
Leisure Products — 0.3%
Polaris, Inc.	33,758	3,184,730
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	52,393	5,288,549
Machinery — 1.7%
AGCO Corp.	106,885	7,938,349
Cummins, Inc.	23,801	5,025,819
Snap-on, Inc.	28,111	4,135,972
		17,100,140
Media — 0.4%
DISH Network Corp., Class A(1)	28,702	833,219
Fox Corp., Class A	37,861	1,053,672
Fox Corp., Class B	37,980	1,062,301
Interpublic Group of Cos., Inc. (The)	62,087	1,034,990
		3,984,182
Metals and Mining — 0.9%
Reliance Steel & Aluminum Co.	65,501	6,683,722
Steel Dynamics, Inc.	73,333	2,099,524
		8,783,246
Multi-Utilities — 0.5%
Dominion Energy, Inc.	49,221	3,885,014
MDU Resources Group, Inc.	53,189	1,196,752
		5,081,766
Multiline Retail — 0.6%
Target Corp.	39,975	6,292,864
Oil, Gas and Consumable Fuels — 0.9%
Chevron Corp.	19,390	1,396,080
Exxon Mobil Corp.	60,942	2,092,139
Kinder Morgan, Inc.	105,865	1,305,315
Williams Cos., Inc. (The)	237,391	4,664,733
		9,458,267
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	34,681	7,569,128
Herbalife Nutrition Ltd.(1)	92,772	4,327,814
		11,896,942

Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	189,302	11,413,018
Jazz Pharmaceuticals plc(1)	9,104	1,298,139
Johnson & Johnson	93,747	13,957,054
Merck & Co., Inc.	225,459	18,701,824
Mylan NV(1)	238,892	3,542,768
Pfizer, Inc.	79,346	2,911,998
		51,824,801
Professional Services — 0.5%
Robert Half International, Inc.	100,844	5,338,681
Road and Rail — 0.4%
Kansas City Southern	22,093	3,995,077
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	124,289	7,388,981
Broadcom, Inc.	42,462	15,469,756
Intel Corp.	115,631	5,987,373
KLA Corp.	9,616	1,863,004
Lam Research Corp.	6,577	2,181,920
NVIDIA Corp.	6,464	3,498,446
NXP Semiconductors NV	20,947	2,614,395
Qorvo, Inc.(1)	19,571	2,524,854
Texas Instruments, Inc.	62,577	8,935,370
		50,464,099
Software — 14.7%
Adobe, Inc.(1)	38,941	19,097,835
Autodesk, Inc.(1)	34,915	8,065,714
Cadence Design Systems, Inc.(1)	76,982	8,208,591
Dropbox, Inc., Class A(1)	155,520	2,995,315
Fortinet, Inc.(1)	13,142	1,548,259
Intuit, Inc.	26,653	8,694,475
Microsoft Corp.	234,765	49,378,122
NortonLifeLock, Inc.	283,127	5,900,367
Oracle Corp., (New York)	137,075	8,183,378
Proofpoint, Inc.(1)	35,809	3,779,640
salesforce.com, Inc.(1)	63,894	16,057,840
ServiceNow, Inc.(1)	19,914	9,658,290
VMware, Inc., Class A(1)	33,860	4,864,666
		146,432,492
Specialty Retail — 3.4%
AutoZone, Inc.(1)	2,257	2,657,934
Best Buy Co., Inc.	55,241	6,147,771
Home Depot, Inc. (The)	29,726	8,255,207
Lowe's Cos., Inc.	51,845	8,599,012
O'Reilly Automotive, Inc.(1)	14,168	6,532,581
Ulta Beauty, Inc.(1)	6,971	1,561,365
		33,753,870
Technology Hardware, Storage and Peripherals — 7.0%
Apple, Inc.	555,802	64,367,430
HP, Inc.	268,402	5,096,954
NetApp, Inc.	3,706	162,471
		69,626,855
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc.	118,967	1,873,730

Trading Companies and Distributors — 0.4%
W.W. Grainger, Inc.	10,390	3,706,840
TOTAL COMMON STOCKS (Cost $793,513,865)		978,605,161
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $7,976,505), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $7,821,575)		7,821,564
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $12,065,671), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $11,829,016)		11,829,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,027	6,027
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,656,591)		19,656,591
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $813,170,456)		998,261,752
OTHER ASSETS AND LIABILITIES — 0.1%		926,824
TOTAL NET ASSETS — 100.0%		$999,188,576

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	59	December 2020	$9,888,400	$83,978
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	978,605,161	—	—
Temporary Cash Investments	6,027	19,650,564	—
	978,611,188	19,650,564	—
Other Financial Instruments
Futures Contracts	83,978	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.